Annual Total Returns- Thrivent International Allocation Fund (Class S) [BarChart] - Class S - Thrivent International Allocation Fund - Class S	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(11.84%)	19.24%	15.51%	(4.47%)	(0.81%)	3.28%	23.70%	(15.53%)	20.46%	3.72%